Cash and Banks	12 Months Ended
Dec. 31, 2021
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Cash and Banks	22. CASH AND BANKS

	2021	2020
In Pesos	266,621	381,047
In Dollars	62,866	19,777
In Reales	—	6
In Euros	1,245	1,619

Total	330,732	402,449